SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
25-May-07
Credit Suisse First Boston Mortgage Acceptance Corp.
(I.R.S. Employer Identification No.)
13-3460894
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-Apr-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-132765-01
Commission File Number of depositor:
333-132765
(Exact name of sponsor as specified in its charter)
DLJ MORTGAGE CAPITAL, INC.
(Former name, former address, if changed since last report)
No Change
Home Equity Mortgage Trust 2007-1
11 Madison Avenue
New York, NY
10010
2 1 2 - 3 2 5 - 2 0 0 0
Delaware
FORM 10-D/A
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On May 25, 2007 a distribution was made to holders of Home Equity Mortgage Trust 2007-1, Mortgage-Backed
Notes, Series 2007-1. The monthly report to holders is attached as Exhibit 99.1.
Updated collateral tables reflecting revised pool composition as of the end of the prefunding period are attached as
Exhibit 99.2.
A-1 [___] [___] [_X_]
A-R [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(99.2)
(99.1)
Monthly report distributed to holders of Home Equity Mortgage Trust 2007-1, Mortgage-Backed Notes,
Series 2007-1, relating to the May 25, 2007 distribution.
Updated collateral tables.
(a) The following is a list of documents filed as part of this Report on Form 10-D/A:
The consolidated unaudited financial statements of Ambac Assurance Corporation and subsidiaries as of March 31,
2007, which appear as Exhibit 99.03 in Ambac Financial Group Inc.'s (Commission CIK No. 0000874501) (the
"Company") Quarterly Report on Form 10-Q of the Company filed with the Securities and Exchange Commission by the
Company on May 10, 2007 (Commission File No. 001-10777) are incorporated by reference herein.
Item 7. Significant Enhancement Provider Information.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Credit Suisse First Boston Mortgage Acceptance Corp.
Bruce Kaiserman
Vice President
Bruce Kaiserman
/s/ :
3/24/2008
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Exhibit 99.2 Updated collateral tables.
Monthly report distributed to holders of Home Equity Mortgage Trust 2007-1, Mortgage-Backed Notes,
Series 2007-1, relating to the May 25, 2007 distribution.